CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 25,449	$ 28,891	$ 48,252
Receivables under collaboration agreements (includes $0 and $1,000 as related party as of March 31, 2026, and December 31, 2025, respectively)	3,360	1,152	589
Deferred transaction costs	3,468	1,423	0
Prepaid expenses and other current assets (includes $910 and $1,110 as related party as of March 31, 2026, and December 31, 2025, respectively)	1,718	1,425	797
Total current assets	33,995	32,891	49,638
Restricted cash	884	881	3,169
Property and equipment, net	20,206	21,276	47,690
Operating lease right-of-use assets, net	7,266	7,576	8,769
Other non-current assets (related party)	40	160
Total Assets	62,391	62,784	116,033
Current liabilities:
Accounts payable (includes $30 and $190 as related party, as of March 31, 2026, and December 31, 2025, respectively)	656	741	472
Accrued expenses	4,128	2,981	2,023
Operating lease liabilities, current portion	1,401	1,357	1,211
Total current liabilities	6,185	5,079	4,419
Operating lease liabilities, net of current portion	6,817	7,180	8,537
Convertible promissory notes at fair value		18,889
Warrant liabilities for Series B-1 and Series D redeemable convertible preferred stock (includes $2,803 and $2,770 to related parties as of March 31, 2026, and December 31, 2025, respectively)	3,484	3,378	1,148
Total Liabilities	41,382	34,526	22,877
Commitments and contingencies (Note 8)
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	249,652	249,652	249,652
Stockholders' deficit:
Common stock, $0.0001 par value; 32,000,000 shares authorized as of March 31, 2026, and December 31, 2025. 5,068,690 and 5,039,438 shares issued and outstanding as of March 31, 2026, and December 31, 2025, respectively	0	0
Additional paid-in capital	36,285	34,661	25,193
Accumulated deficit	(264,151)	(255,576)	(181,731)
Accumulated other comprehensive loss	(743)	(445)	76
Treasury stock, at cost; 108,466 shares as of March 31, 2026, and December 31, 2025	(34)	(34)	(34)
Total Shareholders' Deficit	(228,643)	(221,394)	(156,496)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders' Deficit	62,391	62,784	116,033
Related party
Current assets:
Receivables under collaboration agreements (includes $0 and $1,000 as related party as of March 31, 2026, and December 31, 2025, respectively)	0	1,000	581
Prepaid expenses and other current assets (includes $910 and $1,110 as related party as of March 31, 2026, and December 31, 2025, respectively)	910	1,110	0
Current liabilities:
Accounts payable (includes $30 and $190 as related party, as of March 31, 2026, and December 31, 2025, respectively)	30	190	0
Convertible promissory notes at fair value	20,296	18,889
Warrant liabilities for Series B-1 and Series D redeemable convertible preferred stock (includes $2,803 and $2,770 to related parties as of March 31, 2026, and December 31, 2025, respectively)	2,803	2,770	1,471
Non related party
Current liabilities:
Convertible promissory notes at fair value	4,600
Series A-1 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	327	327	327
Series A-2 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	655	655	655
Series B-1 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	2,169	2,169	2,169
Series C-1 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	28,303	28,303	28,303
Series C-2 redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	26,013	26,013	26,013
Series D redeemable convertible preferred stock
Current liabilities:
Class A ordinary shares subject to possible redemption, 27,600,000 shares at redemption value of approximately $10.36 and $10.27 per share as of March 31, 2026 and December 31, 2025, respectively	$ 192,185	$ 192,185	$ 192,185